Share-based Compensation Stock Incentive Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-based Compensation Stock Incentive Plans
Share-based Compensation Stock Incentive Plans

Note 11.    Share-based Compensation Stock Incentive Plans

AEON 2013 Stock Incentive Plan (Predecessor)

In 2013, the Predecessor established its 2013 Stock Incentive Plan (the “2013 Stock Incentive Plan”) as amended from time to time, that provides for the granting of nonqualified stock options, restricted stock and stock appreciation rights to employees, members of the Board of Directors and non-employee consultants. The 2013 Stock Incentive Plan provides for stock options to be granted with exercise prices not less than the estimated fair value of the Predecessor’s common stock, and incentive options to be granted to individuals owning more than 10% of the total combined voting power of all classes of stock of the Predecessor with exercise prices not less than 110% of the estimated fair value of the Predecessor’s common stock on the date of grant. Stock options granted generally expire ten years after their original date of grant and generally vest between three years to four years with 25% vesting on the first anniversary of the date of grant and then monthly vesting after that. Stock options granted to a 10% stockholder are exercisable up to five years from the date of grant. Restricted stock awards granted generally become fully vested between one to three years.

As of December 31, 2022 (Predecessor), the aggregate number of shares available for future grant under the 2013 Stock Incentive Plan was 27,884,000 shares. Upon the Closing, the 2013 Stock Incentive Plan was terminated and the stock options were cancelled.

The following table summarizes stock option activity under the Predecessor’s 2013 Stock Incentive Plan (unaudited):

		Weighted
		Average
	Number of	Exercise
	Shares	Price
Predecessor
Outstanding, January 1, 2022	10,516,525	$1.51
Options granted	—	—
Options forfeited	(821,635)	1.23
Outstanding, December 31, 2022	9,694,890	1.53
Exercisable, December 31, 2022	9,694,890	$1.53

Outstanding, January 1, 2023	9,694,890	$1.53
Options granted	—	—
Options forfeited	—	—
Options cancelled in connection with Merger	(9,694,890)	1.53
Outstanding, July 21, 2023	—	—
Exercisable, July 21, 2023	—	$—

As of December 31, 2022 (Predecessor), the weighted average remaining contractual life of options outstanding and options exercisable were 2.5 years. The aggregate intrinsic value of options outstanding and options exercisable at December 31, 2022 (Predecessor) was $0.3 million. The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying options and the estimated fair value of the Predecessor’s common stock at December 31, 2022 (Predecessor).

All awards were vested prior to 2022. As such during the periods from July 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to September 30, 2023 (Successor) and January 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to September 30, 2023 (Successor), and the three and nine months ended September 30, 2022, the Company did not recognize share-based compensation expense related to stock options granted under the 2013 Stock Incentive Plan. As of December 31, 2022 and September 30, 2023, there was no unrecognized compensation expense related to non-vested stock options.

2019 Incentive Award Plan

In June 2019, ABP Sub Inc., the Predecessor’s wholly owned subsidiary, established its 2019 Incentive Award Plan (the “2019 Incentive Award Plan”), as amended from time to time, that provides for the granting of incentive and nonqualified stock options, restricted stock units, restricted stock and stock appreciation rights to its employees, members of the Board of Directors and non-employee consultants. The 2019 Incentive Award Plan has similar grant terms as the Company’s 2013 Stock Incentive Plan.

In connection with the Merger, the Successor assumed the 2019 Incentive Award Plan and all options and RSU awards that were outstanding immediately prior to the Merger were converted into substantially similar awards covering shares of the Successor’s common stock based on a conversion ratio of approximately 77.65 to 1 share. Additionally, the exercise price for the awards were repriced to $10.00 for all options. The fair value of the replacement awards that were vested, based on the value immediately prior to the Merger, were included as purchase consideration in the Merger. The remaining value of the replacement awards will be recognized in the successor period as compensation expense over the remaining vesting period, which includes stock-based compensation expense of $1.3 million recorded in the successor period for the impact of the stock option repricing.

Prior to the consummation of the Merger, a total of 237,500 shares of ABP Sub Inc. common stock were available for issuance under the 2019 Incentive Award Plan. Following the effective date of the 2023 Plan, in the event that an outstanding award expires or is cancelled for any reason, the shares allocable to the unexercised or cancelled portion of such award from the 2019 Incentive Award Plan will be added back to the shares of common stock available for issuance under the 2023 Incentive Award Plan.

At the Closing, ABP had granted options to purchase a total of 45,130 ABP Sub options which converted into options to purchase 3,515,219 shares of the Company’s common stock, and a total of 15,059 RSU awards, which converted into RSU awards covering 1,169,366 shares of the Company’s common stock. Of such RSU awards, 127,801 RSUs accelerated vesting concurrently with the Merger. As such, the Company included an additional $1.8 million in purchase consideration (see Note 3 for additional information). Additionally, of such RSU awards, 466,468 RSU’s contained performance-based vesting criteria based on the achievement of the same milestones as the contingent consideration (see Note 6 for additional information). As of September 30, 2023, the milestones 1 and 2 were determined to be probable, and the Company began expensing the proportionate RSU’s over the vesting life, calculated as the expected completion date from the date the milestone was determined to be probable. For the period from July 22, 2023 to September 30, 2023 (Successor), the Company has recognized $0.2 million of such RSU with earnout vesting criteria, $0.2 million in selling, general and administrative expenses and a de minimus amount in research and development expenses in the condensed consolidated statement of operations.

The following table summarizes stock option activity under 2019 Incentive Award Plan (unaudited):

		Weighted
		Average
	Number of	Exercise
	Shares	Price
Predecessor
Outstanding, January 1, 2022	38,172	$986.36
Options granted	16,437	898.58
Options forfeited	(9,075)	965.92
Outstanding, December 31, 2022	45,534	958.75
Exercisable, December 31, 2022	23,155	$958.86

Outstanding, January 1, 2023	45,534	$958.75
Options granted	—	—
Options forfeited	(404)	1,021.98
Outstanding, July 21, 2023	45,130	959.06
Exercisable, July 21, 2023	30,968	$956.64

Successor	—	—
Outstanding, July 22, 2023 (converted)	3,515,219	$10.00
Options granted	—	—
Options forfeited	—	—
Outstanding, September 30, 2023	3,515,219	10.00
Exercisable, September 30, 2023	2,600,009	$10.00

There were no options granted in the 2019 Incentive Plan during 2023. The weighted average fair value of options granted during the year ended December 31, 2022 was $488.02. There were no options granted in 2023.

As of December 31, 2022 and September 30, 2023, the weighted average remaining contractual life of options outstanding and options exercisable was 8.1 years and 7.3 years.

During the periods from July 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to September 30, 2023 (Successor) and January 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to September 30, 2023 (Successor), and the three and nine months ended September 30, 2022 (Predecessor), the Company recognized $0.2 million, $0.5 million, $2.7 million, $0.5 million, $1.1 million and $4.2 million, respectively, of share-based compensation expense related to stock options granted.

As of December 31, 2022 and September 30, 2023, total unrecognized compensation expense related to nonvested stock options was $12.3 million and $5.1 million, respectively, which is expected to be recognized over the weighted-average remaining requisite service period of 24 months and 12 months, respectively.

The following table summarizes restricted stock units activity under the 2019 Incentive Award Plan:

		Weighted
		Average
	Number of	Grant Date
	Shares	Fair Value
Successor
Outstanding, July 22, 2023	—	$—
Granted	1,169,366	10.84
Forfeited	—	—
Outstanding, September 30, 2023	1,169,366	10.84
Vested, September 30, 2023	127,801	$10.84

During the periods from July 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to September 30, 2023 (Successor) and January 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to September 30, 2023 (Successor), the Company recognized $0.1 million, $0.4 million, $0.5 million, and $0.4 million, respectively, of share-based compensation expense related to restricted stock units granted.

As of September 30, 2023, total unrecognized compensation expense related to nonvested restricted stock units was $10.5 million, which is expected to be recognized over the weighted-average remaining requisite service period of 33 months.

AEON Biopharma Inc 2023 Incentive Award Plan

In connection with the Merger, the Company’s Board adopted, and its stockholders approved, the 2023 Plan, which became effective upon the consummation of the Merger, that provides for the granting of nonqualified stock options, restricted stock and stock appreciation rights to employees, members of the Board of Directors and non-employee consultants. The 2023 Plan will remain in effect until July 3, 2023, the tenth anniversary of the date the Company’s stockholders approved the 2023 Plan, unless earlier terminated. Stock options granted generally expire ten years after their original date of grant and generally vest between three years to four years with equal installments vesting on each anniversary of the grant date, subject to continued service through the applicable vesting date.

The initial aggregate number of shares of the Company’s common stock available for issuance under the 2023 Plan is equal to (a) 3,839,892 shares of common stock and (b) any shares which, as of the effective date of the 2023 Plan, are subject to an award outstanding under the ABP 2019 Plan (each, a “Prior Plan Award”), and which, on or following the effective date of the 2023 Plan, become available for issuance under the 2023 Plan as provided in the 2023 Plan. In addition, the number of shares of common stock available for issuance under the 2023 Plan will be annually increased on January 1 of each calendar year beginning in 2024 and ending in 2033 by an amount equal to the lesser of (i) 4% of the number of fully-diluted number of shares outstanding on the final day of the immediately preceding calendar year or (ii) such other number of shares as is determined by the Board. Any shares issued pursuant to the 2023 Plan may consist, in whole or in part, of authorized and unissued common stock, treasury common stock or common stock purchased on the open market.

Weighted
Average
	Number of	Exercise
	Shares	Price
Outstanding, July 22, 2023	—	$—
Options granted	331,753	5.47
Options forfeited	—	—
Outstanding, September 30, 2023	331,753	$5.47
Exercisable, September 30, 2023	—	$—

The weighted average fair value of options granted in 2023 was $3.18. The weighted average remaining contractual life of options outstanding and options exercisable was 9.9 years. During the periods from July 22, 2023 to September 30, 2023 (Successor), the Company recognized $0.1 million of share-based compensation expense related to stock options granted. As of September 30, 2023, total unrecognized compensation expense related to nonvested stock options was $1.0 million, which is expected to be recognized over the weighted-average remaining requisite service period of 38 months.

Share-based Compensation Expense and Valuation Information

The Company accounts for the measurement and recognition of compensation expense for all share-based awards based on the estimated fair value of the awards. The fair value of share-based awards is amortized on a straight-line basis over the requisite service period. The Company records share-based compensation expense net of actual forfeitures.

During the periods from July 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to September 30, 2023 (Successor) and January 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to September 30, 2023 (Successor), and the three and nine months ended September 30, 2022 (Predecessor), the Company recognized $0.1 million, $2.4 million, $2.3 million, $2.4 million, $1.0 million and $3.7 million, respectively, of share-based compensation expense in selling, general and administrative expenses, respectively, and $0.1 million, $0.3 million, $0.4 million, $0.3 million, $0.1 million and $0.6 million, respectively, in research and development expenses in the accompanying condensed consolidated statements of operations and comprehensive loss.

The fair value of stock options under the 2019 Stock Incentive Award Plan was estimated using the following assumptions:

Nine Months Ended
September 30,
	2023	2022
Expected volatility	39% – 58%	47% – 61%
Risk-free interest rate	4.1% – 4.4%	1.87% – 3.92%
Expected life (in years)	3.00-6.25	5.75 – 6.25
Expected dividend yield	—	—

Fair Value of the Underlying Common Stock.    For Predecessor periods, since the Predecessor’s common stock was not traded in a public stock market exchange, the Board of Directors considered numerous factors including new business and economic developments affecting the Predecessor and independent appraisals, when appropriate, to determine the fair value of the Predecessor’s common stock. Independent appraisal reports were prepared using valuation techniques, such as discounted cash flow analyses, from which a discount factor for lack of marketability was applied. This determination of the fair value of the common stock was performed on a contemporaneous basis. The Board of Directors determined the Company’s common stock fair value on an as needed basis. For Successor periods, the fair value of the stock price is the closing price for the Company’s common stock as reported on the NYSE American.

Expected Life.    The expected life is calculated using the simplified method as the Company does not have sufficient historical information to provide a basis for the estimate. The simplified method is based on the average of the vesting tranches and the contractual life of each grant.

Expected Volatility.    The expected volatility is estimated based on a study of selected publicly traded peer companies as the Company does not have any trading history for its common stock. The Company selected the peer group based on similarities in industry, stage of development, size and financial leverage with the Company’s principal business operations. For each grant, the Company measured historical volatility over a period equivalent to the expected life.

Risk-free Interest Rate.    The risk-free interest rate is based on the yield available on U.S. Treasury zero-coupon issues whose term is similar in duration to the expected life of the respective stock option.

Expected Dividend Yield.    The Company has not paid and does not anticipate paying any dividends on its common stock in the foreseeable future. Accordingly, the Company has estimated the dividend yield to be zero.

Note 11.    Share-based Compensation

Stock Incentive Plans

AEON 2013 Stock Incentive Plan

In 2013, the Company established its 2013 Stock Incentive Plan (the “2013 Stock Incentive Plan”) as amended from time to time, that provides for the granting of nonqualified stock options, restricted stock and stock appreciation rights to employees, members of the Board of Directors and non-employee consultants. As of December 31, 2022 and 2021, the aggregate number of shares available for future grant under the 2013 Stock Incentive Plan was 27,884,000 and 27,884,000 shares, respectively.

The 2013 Stock Incentive Plan provides for stock options to be granted with exercise prices not less than the estimated fair value of the Company’s common stock, and incentive options to be granted to individuals owning more than 10% of the total combined voting power of all classes of stock of the Company with exercise prices not less than 110% of the estimated fair value of the Company’s common stock on the date of grant. Stock options granted generally expire ten years after their original date of grant and generally vest between three years to four years with 25% vesting on the first anniversary of the date of grant and then monthly vesting after that. Stock options granted to a 10% stockholder are exercisable up to five years from the date of grant. Restricted stock awards granted generally become fully vested between one to three years.

ABP Sub Inc. 2019 Incentive Award Plan

In June 2019, ABP Sub Inc., the Company’s wholly owned subsidiary, established its 2019 Incentive Award Plan (the “2019 Incentive Award Plan”), as amended from time to time, that provides for the granting of incentive and nonqualified stock options, restricted stock units, restricted stock and stock appreciation rights to its employees, members of the Board of Directors and non-employee consultants. As of December 31, 2022 and 2021, the aggregate number of shares available for future grant under the 2019 Incentive Award Plan was 199,328 and 199,328 shares, respectively. The ABP Sub Inc. 2019 Incentive Award Plan has similar grant terms as the Company’s 2013 Stock Incentive Plan.

Share-based Award Activity

AEON 2013 Stock Incentive Plan

The following table summarizes stock option activity under the Company’s 2013 Stock Incentive Plan:

	December 31
	2022		2021
		Weighted		Weighted
		Average		Average
	Number of	Exercise	Number of	Exercise
	Shares	Price	Shares	Price
Outstanding, beginning of period	10,516,525	$1.51	10,516,525	$1.51
Options granted			—	—
Options forfeited	(821,635)	$1.23	—	—
Outstanding, end of period	9,694,890	$1.53	10,516,525	$1.51
Exercisable, end of period	9,694,890	$1.53	10,516,525	$1.51

The Company did not grant any options during the years ended December 31, 2022 and 2021. As of December 31, 2022 and 2021, the weighted average remaining contractual life of options outstanding and options exercisable were 2.5 years and 3.6 years, respectively. The aggregate intrinsic value of options outstanding and options exercisable at December 31, 2022 and 2021 were $0.3 million and $0.3 million, respectively. The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying options and the estimated fair value of the Company’s common stock at December 31, 2022 and 2021.

During the years ended December 31, 2022 and 2021, the Company recognized no share-based compensation expense related to stock options granted under the 2013 Stock Incentive Plan. As of December 31, 2022 and 2021, there was no unrecognized compensation expense related to non-vested stock options.

ABP Sub Inc. 2019 Incentive Award Plan

The following table summarizes stock option activity under ABP Sub Inc.’s 2019 Incentive Award Plan:

	December 31
	2022		2021
		Weighted
		Average		Weighted
	Number of	Exercise	Number of	Average
	Shares	Price	Shares	Exercise Price
Outstanding, beginning of period	38,172	$986.36	27,555	$929.08
Options granted	16,437	898.58	13,192	1,089.41
Options forfeited	9,075	965.92	2,575	901.40
Outstanding, end of period	45,534	$958.75	38,172	$986.36
Exercisable, end of period	23,155	$958.56	13,061	$942.69

The weighted average fair value of options granted during the years ended December 31, 2022 and 2021 was $488.02 and $598.07 per share, respectively. As of December 31, 2022, the weighted average remaining contractual life of options outstanding and options exercisable was 8.1 years and 7.4 years, respectively. As of December 31, 2021, the weighted average remaining contractual life of options outstanding and options exercisable was 8.6 years and 8.2 years, respectively. The aggregate intrinsic value of options outstanding and options exercisable at December 31, 2021 was $0.3 million and $0.1 million, respectively. The aggregate intrinsic value of options outstanding and options exercisable at December 31, 2022 was $0.0 million and $0.0 million, respectively. The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying options and the estimated fair value of ABP Sub Inc.’s common stock at December 31, 2022 and 2021.

During the years ended December 31, 2022 and 2021 the Company recognized $5.9 million and $5.2 million, respectively, of share-based compensation expense related to stock options granted with a corresponding increase in noncontrolling interest. As of December 31, 2022 and 2021, total unrecognized compensation expense related to nonvested stock options was $12.3 million and $10.6 million, respectively, which is expected to be recognized over the weighted-average remaining requisite service period of 24 months and 30 months, respectively.

During the years ended December 31, 2022 and 2021, the Company recognized $0.1 million and $0.3 million, respectively, of compensation expense related to stock options for services completed by nonemployee consultants upon grant of the stock option award with a corresponding increase to noncontrolling interest. During the year ended December 31, 2021, upon granting stock options to the nonemployee consultants, the Company reclassed $0.9 million from other accrued expenses to non-controlling interest in the accompanying consolidated balance sheets.

Share-based Compensation Expense and Valuation Information

The Company accounts for the measurement and recognition of compensation expense for all share-based awards based on the estimated fair value of the awards. The fair value of share-based awards is amortized on a straight-line basis over the requisite service period. The Company records share-based compensation expense net of actual forfeitures.

During the years ended December 31, 2022 and 2021, the Company recognized share-based compensation expense of $5.9 million and $5.2 million, respectively, consisting of $4.6 million and $4.4 million in selling, general and administrative expenses, respectively, and $1.3 million and $0.8 million, respectively, in research and development expenses in the accompanying consolidated statements of operations and comprehensive loss.

The fair value of stock options under the 2019 Stock Incentive Award Plan was estimated using the following assumptions:

December 31,
	2022	2021
Expected volatility	47% – 61%	56% – 60%
Risk-free interest rate	1.87% – 3.92%	0.79% – 1.33%
Expected life (in years)	5.75 – 6.25	5.30 – 6.25
Expected dividend yield	—	—

Fair Value of the Underlying Common Stock.    Since the Company’s common stock is not traded in a public stock market exchange, the Board of Directors considers numerous factors including new business and economic developments affecting the Company and independent appraisals, when appropriate, to determine the fair value of the Company’s common stock. Independent appraisal reports were prepared using valuation techniques, such as discounted cash flow analyses, from which a discount factor for lack of marketability was applied. This determination of the fair value of the common stock was performed on a contemporaneous basis. The Board of Directors determined the Company’s common stock fair value on an as needed basis.

Expected Life.    The expected life is calculated using the simplified method as the Company does not have sufficient historical information to provide a basis for the estimate. The simplified method is based on the average of the vesting tranches and the contractual life of each grant.

Expected Volatility.    The expected volatility is estimated based on a study of selected publicly traded peer companies as the Company does not have any trading history for its common stock. The Company selected the peer group based on similarities in industry, stage of development, size and financial leverage with the Company’s principal business operations. For each grant, the Company measured historical volatility over a period equivalent to the expected life.

Risk-free Interest Rate.    The risk-free interest rate is based on the yield available on U.S. Treasury zero-coupon issues whose term is similar in duration to the expected life of the respective stock option.

Expected Dividend Yield.    The Company has not paid and does not anticipate paying any dividends on its common stock in the foreseeable future. Accordingly, the Company has estimated the dividend yield to be zero.